Organization and Nature of Operations	9 Months Ended
Sep. 30, 2021
Organization and Nature of Operations
Organization and Nature of Operations

1.    Organization and Nature of Operations

NIO Inc. (“NIO”, or “the Company”) was incorporated under the laws of the Cayman Islands in November 2014, as an exempted company with limited liability. The Company was formerly known as NextCar Inc.. It changed its name to NextEV Inc. in December 2014, and then changed to NIO Inc. in July 2017. The Company, its subsidiaries and consolidated variable interest entities (“VIEs”) are collectively referred to as the “Group”.

The Group designs and develops high-performance fully electric vehicles. It launched the first volume manufactured electric vehicle, the ES8, to the public in December 2017. The Group jointly manufactures its vehicles through strategic collaboration with other Chinese vehicle manufacturers. The Group also offers power solutions and comprehensive value-added services to its users. As of December 31, 2020 and September 30, 2021, its primary operations are conducted in the People’s Republic of China (“PRC”). The Group began to sell its first vehicles in June 2018. As of September 30, 2021, the Company’s principal subsidiaries and VIEs are as follows:

	Equity	Place and Date of incorporation
Subsidiaries	interest held	or date of acquisition	Principal activities
NIO NextEV Limited ("NIO HK") (formerly known as NextEV Limited)	100%	Hong Kong, February 2015	Investment holding
NIO GmbH (formerly known as NextEV GmbH)	100%	Germany, May 2015	Design and technology development
NIO Holding Co., Ltd. ("NIO Holding") (formerly known as NIO (Anhui) HoldingCo., Ltd.)	100%	Anhui, PRC, November 2017	Headquarter
NIO Co., Ltd. ("NIO SH") (formerly known as NextEV Co., Ltd.)	100%	Shanghai, PRC, May 2015	Headquarter and technology development
NIO Automobile (Anhui) Co., Ltd. ("NIO AH")	100%	Anhui, PRC, August 2020	Industrialization and technology development
NIO Automobile Technology (Anhui) Co.,	100%	Anhui, PRC, August 2020	Design and technology development
NIO Financial Leasing Co., Ltd. ("NIO Leasing")	100%	Shanghai, PRC, August 2018	Financial Leasing
NIO USA, Inc. ("NIO US") (formerly known as NextEV USA, Inc.)	100%	United States, November 2015	Technology development
XPT Limited (“XPT”)	100%	Hong Kong, December 2015	Investment holding
NIO Performance Engineering Limited ("NPE")	100%	United Kingdom, July 2019	Marketing and technology development
NIO Sport Limited ("NIO Sport") (formerly known as NextEV NIO Sport Limited)	100%	Hong Kong, April 2016	Racing management
XPT Technology Limited ("XPT Technology")	100%	Hong Kong, April 2016	Investment holding
XPT Inc. ("XPT US")	100%	United States, April 2016	Technology development
XPT (Jiangsu) Investment Co., Ltd. (“XPT Jiangsu”)	100%	Jiangsu, PRC, May 2016	Investment holding
Shanghai XPT Technology Limited	100%	Shanghai, PRC, May 2016	Technology development
XPT (Nanjing) E-Powertrain Technology Co., Ltd. (“XPT NJEP”)	100%	Nanjing, PRC, July 2016	Manufacturing of E-Powertrain
XPT (Nanjing) Energy Storage System Co., Ltd. (“XPT NJES”)	100%	Nanjing, PRC, October 2016	Manufacturing of battery pack
NIO Power Express Limited (“PE HK)	100%	Hong Kong, January 2017	Investment holding
Nio User Enterprise Limited (“UE HK”)	100%	Hong Kong, February 2017	Investment holding
NIO Sales and Services Co., Ltd. ("UE CNHC") (formerly known as Shanghai NIO Sales and Service Co., Ltd. )	100%	Shanghai, PRC, March 2017	Investment holding and sales and after sales management
NIO Energy Investment (Hubei) Co., Ltd. (“PE CNHC”)	100%	Wuhan PRC, April 2017	Investment holding
Wuhan NIO Energy Co., Ltd. (“PE WHJV”)	100%	Wuhan, PRC, May 2017	Investment holding
XTRONICS (Nanjing) Automotive Intelligent Technologies Co. Ltd. (“XPT NJWL”)	50%	Nanjing, PRC, June 2017	Manufacturing of components
XPT (Jiangsu) Automotive Technology Co., Ltd. (“XPT AUTO”)	100%	Nanjing, PRC, May 2018	Investment holding

	Economic	Place and Date of incorporation
VIE and VIE’s subsidiaries	interest held	or date of acquisition
Prime Hubs Limited (“Prime Hubs”)	100%	BVI, October 2014
Beijing NIO Network Technology Co., Ltd. (“NIO BJTECH”)	100%	Beijing, PRC, July 2017

As of September 30, 2021, the Company indirectly held 92.114% of total paid-in capital of NIO Holding. In accordance with NIO Holding’s share purchase agreement, the redemption of the non-controlling interests is at the holders’option and is upon the occurrence of the events that are not solely within the control of the Company. Therefore, these redeemable non-controlling interests in NIO Holding were classified as mezzanine equity and are subsequently accreted to the redemption price using the agreed interest rate as a reduction of additional paid in capital (Note 19). Excluding the redeemable non-controlling interests, the Company indirectly held 100% of the equity interests of NIO Holding as of September 30, 2021.

As of September 30, 2021, the Company indirectly held 51% of total paid-in capital of PE WHJV. In accordance with the joint investment agreement, the investment by Wuhan Donghu New Technology Development Zone Management Committee (“Wuhan Donghu”) is accounted for as a loan because it is only entitled to fixed interests and subject to repayment within five years or upon the financial covenant violation (Note 11(iv)). Excluding the interests held by Wuhan Donghu, the Company indirectly held 100% of the equity interests of PE WHJV as of September 30, 2021.

In accordance with the Article of Association of XPT NJWL, the Company has the power to control the board of directors of XPT NJWL to unilaterally govern the financial and operating policies of XPT NJWL and the non-controlling shareholder does not have substantive participating rights, therefore, the Group consolidates this entity.

Variable interest entity

NIO Technology Co., Ltd (“NIO SHTECH”) was established by Li Bin and Qin Lihong (the “Nominee Shareholders”) in November 2014. In 2015, NIO SH, NIO SHTECH, and the Nominee Shareholders of NIO SHTECH entered into a series of contractual agreements, including a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney that irrevocably authorized the Nominee Shareholders designated by NIO SH to exercise the equity owner’s rights over NIO SHTECH. These agreements provided the Company, as the only shareholder of NIO SH, with effective control over NIO SHTECH to direct the activities that most significantly impact NIO SHTECH’s economic performance and enabled the Company to obtain substantially all of the economic benefits arising from NIO SHTECH. Management concluded that NIO SHTECH was a variable interest entity of the Company and the Company was the ultimate primary beneficiary of NIO SHTECH and hence consolidated the financial results of NIO SHTECH in the Group’s consolidated financial statements. In April 2018, the above mentioned contractual agreements were terminated. On the same day, NIO SHTECH became a subsidiary wholly owned by Shanghai Anbin Technology Co., Ltd. (“NIO ABTECH”), who also became a VIE of the Group on that day, according to a series of contractual arrangements with the Nominee Shareholders as well as NIO ABTECH, including a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney that irrevocably authorized the Nominee Shareholders designated by NIO SH to exercise the equity owner’s rights over NIO ABTECH. These agreements provided the Company, as the only shareholder of NIO SH, with effective control over NIO ABTECH to direct the activities that most significantly impact their economic performance and enabled the Company to obtain substantially all of the economic benefits arising from them. Management concluded that NIO ABTECH was a variable interest entity of the Company and the Company was the ultimate primary beneficiary of NIO ABTECH and hence consolidated the financial results of NIO ABTECH in the Group’s consolidated financial statements. On March 31, 2021, NIO SH, NIO ABTECH and each shareholder of NIO ABTECH entered into agreement to terminate all above mentioned contractual agreements among NIO SH, NIO ABTECH and its shareholders, after which, the Company no longer has effective control over NIO ABTECH, receives any economic benefits of NIO ABTECH, has an exclusive option to purchase all or part of the equity interests in NIO ABTECH when and to the extent permitted by the PRC law, or consolidates the financial results of NIO ABTECH and its subsidiaries as the Company’s variable interest entity. Since NIO SHTECH did not have significant operations, nor any material assets or liabilities in history, the deconsolidation of NIO ABTECH and its subsidiaries did not have significant impact on the Company’s consolidated financial statements.

In April 2018, NIO SH entered into a series of contractual arrangements with the Nominee Shareholders as well as NIO BJTECH, including a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney that irrevocably authorized the Nominee Shareholders designated by NIO SH to exercise the equity owner’s rights over NIO BJTECH. These agreements provide the Company, as the only shareholder of NIO SH, with effective control over NIO BJTECH to direct the activities that most significantly impact their economic performance and enable the Company to obtain substantially all of the economic benefits arising from NIO BJTECH. Management concluded that NIO BJTECH is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of NIO BJTECH and hence consolidates the financial results of NIO BJTECH in the Group’s consolidated financial statements. As of December 31, 2020 and September 30, 2021, NIO BJTECH did not have significant operations, nor any material assets or liabilities.

In October 2014, Prime Hubs, a British Virgin Islands (“BVI”) incorporated company and a consolidated variable interest entity of the Group, was established by the shareholders of the Group to facilitate the adoption of the Company’s employee stock incentive plans. The Company entered into a management agreement with Prime Hubs and Li Bin. The agreement provides the Company with effective control over Prime Hubs and enables the Company to obtain substantially all of the economic benefits arising from Prime Hubs. As of December 31, 2020 and September 30, 2021, Prime Hubs held 4,250,002 Class A Ordinary Shares of the Company, respectively.

Liquidity and Going Concern

The Group’s unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB3.9 billion and RMB1.9 billion for the nine months ended September 30, 2020 and 2021, respectively. Accumulated deficit amounted to RMB51.6 billion and RMB53.5 billion as of December 31, 2020 and September 30, 2021, respectively.

As of September 30, 2021, the Group’s balance of cash and cash equivalents was RMB21.6 billion and the Group had net current assets of RMB27.7 billion. Management has evaluated the sufficiency of its working capital and concluded that the Group’s available cash and cash equivalents, short-term investments, cash generated from operations will be sufficient to support its continuous operations and to meet its payment obligations when liabilities fall due within the next twelve months from the date of issuance of these unaudited interim condensed consolidated financial statements. Accordingly, management continues to prepare the Group’s unaudited interim condensed consolidated financial statements on going concern basis.